Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly financial data
Quarterly financial data is summarized as follows:

	Fiscal 2016 Quarter Ended
	July 5,	October 4,	January 3,	March 31,
Sales, net	$514,497	$551,377	$592,557	$612,303
Gross profit	139,292	149,024	167,504	163,625
Net income	$33,891	$32,675	$43,159	$37,312
Earnings per common share:
Basic	$0.54	$0.52	$0.70	$0.61
Diluted	$0.53	$0.52	$0.70	$0.61

	Fiscal 2015 Quarter Ended
	June 29,	September 28,	December 28,	March 31,
Sales, net	$565,995	$525,149	$506,881	$485,389
Gross profit	143,451	128,595	134,037	122,838
Net income	$41,045	$33,745	$(11,169)	$15,907
Earnings per common share:
Basic(1)	$0.64	$0.53	$(0.17)	$0.25
Diluted(1)	$0.64	$0.53	$(0.17)	$0.25

(1) For the first three quarters in fiscal year 2015, basic and diluted earnings per common share were computed using the number of shares of our common stock outstanding on February 9, 2015.